Mexican Government Long-Term Notes Receivable And Other Assets - Summary of Balance of Government Bonds (Detail) - Government Bonds [Member] - MXN ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Government bonds	$ 126,757,435	$ 129,549,519
Less: current portion of Government Bonds, net of expected credit losses	15,973,436	18,036,557
Total long-term notes receivable Government Bonds	$ 110,783,999	$ 111,512,962